TRADE AND OTHER RECEIVABLES AND PREPAYMENTS - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables from contracts with customers			$ 9,470,000
Trade receivables	$ 14,952,000	$ 18,430,000
Loan repayment period	5 years
Other receivables	$ 1,961,000	1,961,000
Current
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables	$ 0	$ 0